Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net loss	$ (27,149)	$ (31,707)	$ (41,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,071	4,146	4,227
Amortization of other assets and unfavorable lease obligation	35	(314)	(396)
Amortization of note discounts and warrants	146	600
Impairment loss			125
Loss on disposal of fixed assets	11	1,707	301
Share-based compensation	23	524	242
Change in royalty interest obligation	(675)	185	(5,183)
Changes in operating assets and liabilities:
Restricted cash	(98)	(34)	248
Trade accounts receivable	264	1,130	(1,562)
Inventories	124	299	277
Other current assets	146	244	(40)
Accounts payable	(612)	(4,438)	4,807
Other liabilities	1,009	2,724	(2,122)
Deferred revenue	(2,329)	3,793	11,303
Deferred rent	154	303	446
Net cash used in operating activities	(24,880)	(20,838)	(29,189)
Investing activities:
Purchase of fixed assets	(6,770)	(5,509)	(5,840)
Proceeds from sale of fixed assets	1		2
Net cash used in investing activities	(6,769)	(5,509)	(5,838)
Financing activities:
Proceeds from issuance of preferred stock			40,000
Proceeds from exercise of stock options and issuance of common stock	2	3	173
Purchase of treasury stock	(2)
Proceeds from convertible notes	7,500	10,625
Proceeds from secured promissory notes and credit facility	56,250	10,625
Payoff of credit facility	(11,250)
Financing costs	(1,795)	(215)
Net cash provided by financing activities	50,705	21,038	40,173
Net increase (decrease) in cash and cash equivalents	19,056	(5,309)	5,146
Cash and cash equivalents, beginning of period	7,077	12,386	7,240
Cash and cash equivalents, end of period	26,133	7,077	12,386
Supplemental cash flow information
Cash paid for interest	2,097	1,714	1,692
Non cash investing and financing activities:
Accrual for repurchase of intangibles		323	294
Accrued fixed asset purchases		2,254	3,682
Value of warrants issued with debt and beneficial conversion feature	1,692	537
Value of warrants issued to landlord		204
Accrued financing cost	$ 500